Bonds Payable (Details 2)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Future amortization of long-term deferred expenses
2014		5,134,902
2015		5,134,902
2016		427,908
Total	$ 1,754,615	10,697,712